Income Taxes - Schedule of Unrecognized Tax Benefits Roll Forward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Beginning balance	$ 961	$ 924
Unrecognized tax benefits related to prior years	35	37
Ending balance	$ 996	$ 961